Risk Management Activities - Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated (Parenthetical) (Detail) - Closing foreign exchange rate [member]
	12 Months Ended
	Dec. 31, 2018 R / $ $ / $	Dec. 31, 2017 R / $ $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange rate	14.63	12.58
Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate | $ / $	0.75	0.77
Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate	13.20	13.33